Organization and Description of Business (Details) - USD ($)			1 Months Ended			12 Months Ended
	May 06, 2020	Mar. 10, 2020	Jun. 25, 2020	Mar. 31, 2020	Feb. 14, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 03, 2020	May 07, 2020	Dec. 31, 2019	Feb. 20, 2019	Aug. 20, 2018
Organization and Description of Business (Textual)
Ordinary shares issued						25,623,822	7,174,626
Business acquisition, description			Pursuant to the Disposition SPA, the SK Purchaser agreed to purchase Sunway Kids for cash consideration of $2.4 million consisting of $400,000 which shall be paid within a month of closing, and $2,000,000 to be paid in monthly installments of $200,000 over 10 months. On June 25, 2020, the transaction closed and as a result, the SK Purchaser acquired Sunway Kids and all the subsidiaries and variable interest entities owned or controlled them. Sunway Kids had no operations from February 14, 2020 to June 25, 2020 as management had been unable to conduct its normal operations due to the COVID-19 pandemic. The SK Purchaser subsequently settled $1.0 million of the total $2.4 million payment obligation. Although the SK Purchaser is current with its installment payment, the Company will recognize the installment payment on a cash basis as collectability of the remaining $1.4 million cannot be reasonably assured. The disposition of Sunway Kids resulted in the recognition of a loss of approximately $0.8 million that is recorded in the accompanying consolidated statements of operations and comprehensive income (loss) in the caption of “loss from discontinued operations.		The shares had a fair value of approximately $1.9 million based on the closing market price of $0.95 per share on February, 14, 2020, the acquisition date. The total consideration was valued at approximately $3.6 million, which include approximately $1.7 million based upon a 5.8% discount rate of the $2.0 million earn-out payment schedule, and approximately $1.9 million for the shares issued.
Loss from discontinued operations						$ (11,626,597)	$ (14,723,610)	$ (7,052,868)
BVI-ACM [Member]
Organization and Description of Business (Textual)
Percentage of ordinary shares held				5.00%
Cash consideration				$ 600,000
Payments to related party				$ 600,000
Loss from discontinued operations	$ 6,600,000
Sunway Kids [Member]
Organization and Description of Business (Textual)
Ordinary shares issued											1,989,262	1,989,262
Color China [Member]
Organization and Description of Business (Textual)
Ordinary shares issued									4,633,333	4,633,333
Aggregate payment to sellers										$ 2,000,000
CACM Group [Member]
Organization and Description of Business (Textual)
Incorporate of percentage													100.00%
Net profits or loss percentage		80.00%
Baytao LLC [Member]
Organization and Description of Business (Textual)
Incorporate of percentage		100.00%
Net profits or loss percentage		20.00%